Supplement to the
Fidelity® Growth Company Fund
Class K
January 28, 2023
Summary Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
GCF-K-SUSTK-0423-103 1.9880490.103	April 28, 2023
Supplement to the
Fidelity® Growth Company Fund
January 28, 2023
Summary Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
GCF-SUSTK-0423-102 1.9907574.102	April 28, 2023